Intangible Assets and Other Assets, Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill Table
Goodwill, beginning balance	$ 25,173	$ 25,180
Foreign currency translation	2	(7)
Goodwill, ending balance	25,175	25,173
Customer relationship and other amortized intangibles [Member]
Intangible Assets and Other Assets Textual [Abstract]
Net carry value	118	152
Corporate [Member]
Goodwill Table
Goodwill, beginning balance	105	105
Foreign currency translation	0	0
Goodwill, ending balance	105	105
Consumer Banking and Lending [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	16,418	16,418
Foreign currency translation	0	0
Goodwill, ending balance	16,418	16,418
Commercial Banking [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	2,931	2,938
Foreign currency translation	2	(7)
Goodwill, ending balance	2,933	2,931
Corporate and Investment Banking [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	5,375	5,375
Foreign currency translation	0	0
Goodwill, ending balance	5,375	5,375
Wealth and Investment Management [Member] | Operating Segments [Member]
Goodwill Table
Goodwill, beginning balance	344	344
Foreign currency translation	0	0
Goodwill, ending balance	$ 344	$ 344